Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary Of Components Of Income Tax Expense Benefit Continuing Operations [Line Items]
Total deferred income tax expense			$ (4,708)	$ (757)	$ 3,700	$ 8,378
Current:
Federal					245	819
State and local					184	320
Total current expense					429	1,139
Deferred:
Federal					3,610	8,199
State and local					90	180
Total deferred income tax expense			(4,708)	(757)	3,700	8,378
Total income tax expense	$ 5	$ (1,764)	$ (51)	$ (131)	$ 4,129	9,518
Scenario, Previously Reported [Member]
Summary Of Components Of Income Tax Expense Benefit Continuing Operations [Line Items]
Total deferred income tax expense						8,379
Deferred:
Total deferred income tax expense						$ 8,379